Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 131,247	$ 299,028	$ 121,305
Other comprehensive income:
Amounts reclassified to net earnings during the period relating to cash flow hedging instruments (note 18 (b))	5,311	6,212	9,146
Comprehensive income	$ 136,558	$ 305,240	$ 130,451